Interest and other expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024
Interest And Other Expenses
Accretion of provision for reclamation (Notes 13 and 26)	$ 141	$ 108
Accretion of lease liabilities (Notes 11 and 26)	351	3
Accretion of deferred revenue (Notes 10 and 26)	281	474
Interest on borrowings	43
Financing costs expensed (Note 26)	968
VAT written-off (Notes 5 and 26)	115	581
Other	461	845
Total interest and other expenses	$ 2,360	$ 2,011